Debt - Department of Energy Loan Guarantee (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($) note
Schedule of Debt Instruments [Line Items]
Repayments of long-term debt	$ 384,771,000	$ 358,477,000	$ 397,162,000
Total Long-term debt	12,643,088,000	$ 12,096,552,000
Long-term debt | Department of Energy guarantee
Schedule of Debt Instruments [Line Items]
Total Long-term debt	4,050,643,740
FFB | Long-term debt
Schedule of Debt Instruments [Line Items]
Number of future advance promissory notes | note					2
Maximum borrowing capacity				$ 1,619,679,706	$ 3,057,069,461
Maximum borrowing capacity designated for capitalized interest				4,633,028,088
Repayments of long-term debt	$ 582,384,348
FFB | Long-term debt | Department of Energy guarantee | Services Agreement
Schedule of Debt Instruments [Line Items]
Guarantee obligations, maximum exposure received				$ 4,676,749,167
Loan Guarantee Agreement
Schedule of Debt Instruments [Line Items]
Term of debt	5 years